Party-in-Interest and Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 006 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest and Related Party Transactions
6.	PARTY-IN-INTEREST AND RELATED PARTY TRANSACTIONS
Certain Plan investments are Common Stock shares of LM Ericsson Telephone Company, a related party of Ericsson Inc. Ericsson Inc. sponsors the plan; therefore, these investments qualify as related party transactions. The Plan recorded purchases of $8,014 and sales of $13,784 of the Company’s stock during the year ended December 31, 2025.
Plan assets include investments in funds managed by the Trustee and affiliates of the Trustee. These transactions are covered by an exemption from the prohibited transaction provisions of ERISA and the IRC. Notes receivable are secured by the vested balance of participant accounts, and, as such, these transactions qualify as party-in-interest
transactions. Fees paid by the Plan for the investment management services are included in net appreciation (depreciation) in fair value of investments.